LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

18. LEASES

The Group has operating leases primarily for office space, parking lots, and warehouse. The items related to operating leases in the consolidated balance sheets are summarized below:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Operating lease right-of-use assets	4,283	11,836	1,693
Operating lease liabilities-current portion	2,841	4,189	599
Operating lease liabilities-non-current portion	1,604	7,815	1,118

For the years ended December 31, 2023, 2024, and 2025, the Group recognized sublease income of nil, nil, and RMB 416 (in thousands), respectively. The sublease arrangement terminated in November 2025.

Lease cost recognized in the consolidated statements of operations and comprehensive income (loss) is summarized as follows:

	Classification in Consolidated
	Statements of Operations
	and Comprehensive
	Income (Loss)	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
		RMB	RMB	RMB	US$
			(in thousands)		(Note 3)
Operating lease cost	Operating expenses	5,428	4,602	4,854	694
Cost of other leases with terms less than one year	Operating expenses	80	85	211	30
Total		5,508	4,687	5,065	724

Maturities of operating lease liabilities are as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Due within one year	2,969	4,659	666
Due in the second year	444	4,670	668
Due in the third year	455	3,091	442
Due in the fourth year	466	415	60
Due in the fifth year	415	—	—
Total lease payments	4,749	12,835	1,836
Less: imputed interest	(304)	(831)	(119)
Total	4,445	12,004	1,717

The following table summarizes the weighted average remaining lease term and discount rate for the Group’s operating leases as of December 31, 2024 and 2025:

	2024	2025
Weighted average remaining lease term (in years)	1.99	2.95
Weighted average discount rate	4.65%	4.65%

As of December 31, 2024 and 2025, the Group does not have significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental cash flow information related to operating leases is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	6,196	4,817	4,884	698